Investment Property	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Investment Property

Note 20 Investment Property

Investment property movements are detailed as follows:

	Land	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2024
Historic cost	6,116,053	2,887,154	9,003,207
Accumulated depreciation	-	(882,051)	(882,051)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2024
Additions	-	104,837	104,837
Depreciation	-	(117,496)	(117,496)
Conversion effect (cost)	(395,391)	(143,640)	(539,031)
Conversion effect (depreciation)	-	8,647	8,647
Others increases (decreases) (1)	3,791,970	1,296,897	5,088,867
Sub-Total	3,396,579	1,149,245	4,545,824
Book Value	9,512,632	3,154,348	12,666,980

As of December 31, 2024
Historic cost	9,512,632	4,145,248	13,657,880
Accumulated depreciation	-	(990,900)	(990,900)
Book Value	9,512,632	3,154,348	12,666,980

As of December 31, 2025
Depreciation	-	(104,858)	(104,858)
Conversion effect (cost)	(2,476,601)	(908,179)	(3,384,780)
Conversion effect (depreciation)	-	56,401	56,401
Others increases (decreases) (1)	1,392,675	478,880	1,871,555
Sub-Total	(1,083,926)	(477,756)	(1,561,682)
Book Value	8,428,706	2,676,592	11,105,298

As of December 31, 2025
Historic cost	8,428,706	3,715,949	12,144,655
Accumulated depreciation	-	(1,039,357)	(1,039,357)
Book Value	8,428,706	2,676,592	11,105,298
(1)	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.

Investment property includes seventeen land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes and therefore no longer generates income for the Company in 2025, 2024 and 2023. Additionally, there are four properties in Argentina, which are leased and generated an income for ThCh$ 333,237 for the year ended as of December 31, 2025 (ThCh$ 220,359 as of 2024 and ThCh$ 110,554 as of 2023). In addition, the expenses associated with such investment properties amounted to ThCh$ 106,958 for the period ended as of December 31, 2025 (ThCh$ 119,708 as of 2024 and ThCh$ 76,843 for 2023).

The market valuation of investment properties exceeds 100% of the book value.

The fair value, of investment property that represent 100% of the carrying amount is ThCh$ 23,252,817.

Management has not detected evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.